Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Related Party Transaction, Purchases from Related Party	$ 2,339	$ 1,249
Related Party Transaction, Selling, General and Administrative Expenses	$ 533	$ 220